Close-down, restoration and environmental provisions - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 30, 2024	Dec. 31, 2023 USD ($)	Jun. 30, 2023	Dec. 31, 2022 USD ($)	Jun. 30, 2022
Disclosure of other provisions [Line Items]
Average period of underlying cash flows (in years)	30 years
Remaining lives of operations and infrastructure present closure obligation	14 years
Provisions	$ 1,456		$ 1,558		$ 1,658
Bottom of range
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure	1 year
Top of range
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure	50 years
Ranger Uranium Mine
Disclosure of other provisions [Line Items]
Closure liabilities	$ 850
Kennecott
Disclosure of other provisions [Line Items]
Environmental loss contingencies, gross	$ 700
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Closure discount rate	0.025	0.025	0.020	0.020		0.015
Provisions	$ 15,731		$ 17,150		$ 15,759
Restructuring provision
Disclosure of other provisions [Line Items]
Decreasing provision	$ 500